Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 271,467	$ 1,028,183
Prepaid expenses	94,553	604,107
Total current assets	366,020	1,632,290
Cash and marketable securities held in trust account	208,932,880	203,000,706
Total assets	209,298,900	204,632,996
Current liabilities:
Accounts payable, accruals and other payables	2,787,773	76,474
Accrued expenses - related party	66,587
Total current liabilities	2,854,360	76,474
Deferred underwriter fee payable	5,999,964	5,999,964
Total liabilities	8,854,324	6,076,438
Commitments and contingencies (Note 20)
Mezzanine equity	208,932,880	202,998,782
Shareholders’ deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)
Additional paid-in capital
Accumulated deficit	(8,488,887)	(4,442,807)
Total shareholders’ deficit	(8,488,304)	(4,442,224)
Total deficit	(8,488,304)	(4,442,224)
Total liabilities and shareholders’ deficit	209,298,900	204,632,996
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents	62,798,729	62,754,165
Short-term investments	2,000,000	2,063,003
Restricted cash	6,756,989	6,438,287
Accounts receivable, net	3,067,697	2,880,915
Prepayments to remittance agents	92,485	87,766
Escrow money receivable	4,443,985	2,624,687
Amounts due from related parties	4,483,228	2,891,286
Prepayments, receivables and other assets	31,776,196	22,773,279
Total current assets	115,419,309	102,513,388
Investment in an equity security	100,000	100,000
Equipment and software, net	1,321,621	1,335,092
Right-of-use asset	342,432	116,777
Intangible assets, net	9,849,778	13,383,697
Goodwill	27,001,383	19,229,528
Deferred tax assets	768,617	106,151
Total assets	154,803,140	136,784,633
Current liabilities:
Accounts payable, accruals and other payables	53,159,031	61,399,970
Amounts due to related parties	83,757,317	52,165,395
Bank overdraft		27,861
Borrowings	13,404,390	4,144,402
Receivable factoring	677,640	272,108
Escrow money payable	250,013	154,714
Client money payable	6,250,070	5,729,363
Convertible bonds	9,192,140	7,561,050
Lease liabilities	174,061	117,203
Total current liabilities	166,864,662	131,572,066
Borrowings	7,879,279	2,104,343
Convertible bonds		9,192,140
Deferred tax liabilities	1,616,343	1,986,077
Employee benefit obligation	61,392
Other payables	158,895	23,758
Total liabilities	176,580,571	144,878,384
Mezzanine equity	2,957,948
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373
Accumulated deficit	(76,768,829)	(60,090,694)
Accumulated other comprehensive income	61,298	52,457
Total shareholders’ deficit	(47,477,128)	(30,807,834)
Non-controlling interests	22,741,749	22,714,083
Total deficit	(24,735,379)	(8,093,751)
Total liabilities and shareholders’ deficit	154,803,140	136,784,633
Common Class A [Member]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)
Common Class B [Member]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)	$ 583	$ 583